COMMON STOCK (Details Narrative) - USD ($)		3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 12, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 07, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		170,000,000			170,000,000		170,000,000	170,000,000
Common stock, par value		$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		58,504,541			58,504,541		43,272,728	36,496,998
Common stock, shares outstanding		58,504,541		36,749,738	58,504,541	36,749,738	43,272,728	36,496,998
Stock Issued During Period, Value, New Issues			$ 597,000				$ 15,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award							the 36-month anniversary of the later of (x) the closing of the merger and (y) effective date of the Initial Registration Statement (as defined in the Purchase Agreement), (ii) the date on which CCM LLC shall have purchased 150,000,000 of shares of common stock pursuant to the Purchase Agreement, (iii) the date on which common stock shall have failed to be listed or quoted on Nasdaq or any successor principal market and (iv) the commencement of certain bankruptcy proceedings or similar transactions with respect to the Company or all or substantially all of its property.
Aggregate net proceeds							$ 15,000,000
Excersie price		$ 11.50			$ 11.50		$ 11.50
Expiration date					Jun. 20, 2028
Proceeds from issuance of common stock					$ 22,810,000
Related costs					2,074,000
Adjustment to additional paid in capital warrant issued					1,169,000
General and administrative expense		$ 7,614,000		$ 3,816,000	17,109,000	$ 7,442,000	$ 41,566,000	$ 10,621,000
Fair value liability		$ 13,762,000			$ 13,762,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value		$ 0.0001			$ 0.0001
Stock Issued During Period, Value, New Issues
Shares new issues			73,500		10,000,000		1,498,301
Share issued price share		2.00			$ 2.00
Common Stock [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues					1,500,000
Offering Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Excersie price		2.00			$ 2.00
Underwriters Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Excersie price		2.50			$ 2.50
Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues					1,405,000
Investor Warrants [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues					1,405,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share issued price share		$ 2.00			$ 2.00
Excersie price							$ 11.5
General and administrative expense					$ 905,000
Maximum [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues					10,000,000
Maximum [Member] | Common Stock [Member] | Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues					1,500,000
Maximum [Member] | Underwriting Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues					1,500,000
Maximum [Member] | Investor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues					1,405,000
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues					98,500
Aggregate net proceeds					$ 671,000
Purchase Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregated purchase price					$ 150,000,000		$ 150,000
THOR Industries [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, New Issues	$ 15,000,000
CCM, LLC [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award							which would result in beneficial ownership (as calculated pursuant to Section 13(d) of the Exchange Act and Rule 13d-3 promulgated thereunder) by CCM LLC, together with its affiliates, of more than 9.9%, (ii) which would cause the aggregate purchase price on the applicable VWAP Purchase Date (as defined in the Purchase Agreement) for such purchases to exceed $3,000 and (iii) equal to 20% of the total number of shares of common stock that would count towards VWAP on the applicable Purchase Date of such purchase
CCM, LLC [Member] | Purchase Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregated purchase price							$ 150,000